Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000017158 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017158 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017158 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000017158 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000017158 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000017158 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017158 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000017158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017158 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017158 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000017158 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000017158 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017158 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000017158 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000017158 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000017158 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000017158 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.65%
C000017158 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017158 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000017158 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000190645 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000190645 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000190645 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000190645 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000190645 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000190645 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190645 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000190645 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000190645 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000190645 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000190645 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000190645 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000190645 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000190645 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000190645 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000190645 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000190645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.65%
C000190645 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000190645 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000190645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000246484 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000246484 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000246484 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000246484 [Member] | China Merchants Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000246484 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000246484 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000246484 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000246484 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000246484 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000246484 [Member] | Barclays [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
C000246484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.05%	[1]
C000246484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%	[1]
C000246484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
C000246484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[1]
C000246484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%	[1]
C000246484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[1]
C000246484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%	[1]
C000246484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[1]
C000246484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000246484 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000246484 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000246484 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000246484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000246484 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000246484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000246484 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000246484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000246484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000017159 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017159 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000017159 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017159 [Member] | China Merchants Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017159 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017159 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000017159 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000017159 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017159 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017159 [Member] | Barclays [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[2]
C000017159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.05%	[2]
C000017159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%	[2]
C000017159 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[2]
C000017159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[2]
C000017159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%	[2]
C000017159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[2]
C000017159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%	[2]
C000017159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[2]
C000017159 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000017159 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017159 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000017159 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000017159 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000017159 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000017159 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000017159 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000017159 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000017159 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000017162 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000017162 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000017162 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000017162 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017162 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000017162 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000017162 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000017162 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017162 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000017162 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000017162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[3]
C000017162 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.34%	[3]
C000017162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[3]
C000017162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[3]
C000017162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%	[3]
C000017162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[3]
C000017162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[3]
C000017162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.25%	[3]
C000017162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[3]
C000190647 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000190647 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000190647 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000190647 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000190647 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000190647 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000190647 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000190647 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000190647 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000190647 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000190647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[4]
C000190647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.34%	[4]
C000190647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[4]
C000190647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[4]
C000190647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%	[4]
C000190647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[4]
C000190647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[4]
C000190647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.25%	[4]
C000190647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[4]
C000190648 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000190648 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000190648 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190648 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190648 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000190648 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000190648 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000190648 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000190648 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000190648 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000190648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[5]
C000190648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[5]
C000190648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[5]
C000190648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[5]
C000190648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[5]
C000190648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.25%	[5]
C000017166 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000017166 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000017166 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017166 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017166 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000017166 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000017166 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000017166 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000017166 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000017166 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000017166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[6]
C000017166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[6]
C000017166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[6]
C000017166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[6]
C000017166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[6]
C000017166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.25%	[6]
C000017167 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000017167 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000017167 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000017167 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000017167 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017167 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000017167 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000017167 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000017167 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000017167 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000017167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[7]
C000017167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[7]
C000017167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.31%	[7]
C000017167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[7]
C000017167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[7]
C000017167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[7]
C000017167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.83%	[7]
C000017167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[7]
C000017167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[7]
C000203521 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000203521 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000203521 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000203521 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000203521 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000203521 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000203521 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000203521 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000203521 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000203521 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000203521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[8]
C000203521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[8]
C000203521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.31%	[8]
C000203521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[8]
C000203521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[8]
C000203521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[8]
C000203521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.83%	[8]
C000203521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[8]
C000203521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[8]
C000017168 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000017168 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000017168 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000017168 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000017168 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017168 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000017168 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000017168 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000017168 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000017168 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000017168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000017168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%	[9]
C000017168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%	[9]
C000017168 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[9]
C000017168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[9]
C000017168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[9]
C000017168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[9]
C000017168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%	[9]
C000017168 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%	[9]
C000017168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[9]
C000017168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[9]
C000017169 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017169 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000017169 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000017169 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017169 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017169 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000017169 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017169 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000017169 [Member] | Airbus ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000017169 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000017169 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017169 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000017169 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000017169 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000017169 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000017169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000017169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000017169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000017169 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000017169 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000017170 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017170 [Member] | Zoetis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000017170 [Member] | Truist Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017170 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017170 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017170 [Member] | Northrop Grumman [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000017170 [Member] | PPG Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000017170 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000017170 [Member] | Marsh And McLennan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017170 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000017170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[10]
C000017170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%	[10]
C000017170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.24%	[10]
C000017170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[10]
C000017170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[10]
C000017170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[10]
C000017170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[10]
C000017170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.14%	[10]
C000017170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.26%	[10]
C000017170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[10]
C000017170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[10]
C000017171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000017171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000017171 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000017171 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017171 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.24%
C000017171 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000017171 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000017171 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000017171 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000017171 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000017172 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000017172 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017172 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000017172 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000017172 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000017172 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017172 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000017172 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000017172 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017172 [Member] | CME Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.66%	[11]
C000017172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[11]
C000017172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%	[11]
C000017172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%	[11]
C000017172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000017172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[11]
C000017172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.41%	[11]
C000017172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[11]
C000017172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000017174 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000017174 [Member] | Coeur Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017174 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000017174 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000017174 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017174 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000017174 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000017174 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000017174 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000017174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.25%	[12]
C000017174 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[12]
C000017174 [Member] | Precious Metals And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[12]
C000017174 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[12]
C000017174 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000017174 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[12]
C000017174 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[12]
C000017174 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[12]
C000017174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[12]
C000017174 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[12]
C000017175 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000017175 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000017175 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000017175 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
C000017175 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
C000017175 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000017175 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000017175 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000017175 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000017175 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%	[13]
C000017175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[13]
C000017175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[13]
C000017175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%	[13]
C000017175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%	[13]
C000017175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[13]
C000017175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[13]
C000017175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.13%	[13]
C000017175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000017176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[14]
C000017176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[14]
C000017176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[14]
C000017176 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[14]
C000017176 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[14]
C000017176 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[14]
C000017176 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[14]
C000017176 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%	[14]
C000017176 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[14]
C000017176 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[14]
C000190649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[15]
C000190649 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[15]
C000190649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[15]
C000190649 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[15]
C000190649 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[15]
C000190649 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[15]
C000190649 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[15]
C000190649 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%	[15]
C000190649 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[15]
C000190649 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[15]
C000017177 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000017177 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000017177 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000017177 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017177 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000017177 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017177 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000017177 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000017177 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000017177 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000017177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[16]
C000017177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.64%	[16]
C000017177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.28%	[16]
C000017177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[16]
C000017177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%	[16]
C000017177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[16]
C000017177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%	[16]
C000017177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.87%	[16]
C000017177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[16]
C000017177 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[16]
C000017177 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000017177 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000017177 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017177 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000017177 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000017177 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000017177 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000017177 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017177 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017177 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.74%
C000032174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000032174 [Member] | TotalEnergies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000032174 [Member] | EOG Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000032174 [Member] | Helmerich And Payne [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000032174 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000032174 [Member] | ARC Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000032174 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000032174 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000032174 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000032174 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000032174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.11%	[17]
C000032174 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[17]
C000032174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.21%	[17]
C000032174 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[17]
C000032174 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[17]
C000032174 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000032174 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[17]
C000032174 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[17]
C000032174 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[17]
C000032174 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[17]
C000032174 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[17]
C000190650 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000190650 [Member] | TotalEnergies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000190650 [Member] | EOG Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000190650 [Member] | Helmerich And Payne [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000190650 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000190650 [Member] | ARC Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000190650 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000190650 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000190650 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000190650 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000190650 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.11%	[18]
C000190650 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[18]
C000190650 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.21%	[18]
C000190650 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[18]
C000190650 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[18]
C000190650 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[18]
C000190650 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[18]
C000190650 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[18]
C000190650 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[18]
C000190650 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[18]
C000190650 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[18]
C000057543 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000057543 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.74%
C000057543 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000057543 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000057543 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000057543 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000057543 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000057543 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000057543 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057543 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000057543 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
C000057543 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.02%
C000057543 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000057543 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000057543 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.39%
C000057543 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000057544 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.92%
C000057544 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.76%
C000057544 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000057544 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%
C000057544 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000057544 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000057544 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000057544 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000057544 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000057544 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000057544 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.62%
C000057544 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.99%
C000057544 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000057544 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.92%
C000057544 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000057544 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000057545 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.36%
C000057545 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000057545 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000057545 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
C000057545 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000057545 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000057545 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000057545 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000057545 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
C000057545 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000057545 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.58%
C000057545 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.13%
C000057545 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000057545 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.36%
C000057545 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.82%
C000057545 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
C000057546 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000057546 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000057546 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
C000057546 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000057546 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000057546 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000057546 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000057546 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057546 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000057546 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000057546 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.55%
C000057546 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.26%
C000057546 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000057546 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000057546 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.05%
C000057546 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000057547 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000057547 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000057547 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
C000057547 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.47%
C000057547 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000057547 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000057547 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000057547 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.86%
C000057547 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000057547 [Member] | Nomura VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000057547 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.59%
C000057547 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.41%
C000057547 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000057547 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000057547 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000057547 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000091476 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000091476 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000091476 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.29%
C000091476 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000091476 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000091476 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.55%
C000091476 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000091476 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000091476 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000091476 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000129560 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
C000129560 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.45%
C000129560 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000129560 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000129560 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000129560 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000129560 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000129560 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000129560 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000129560 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129560 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.07%
C000129560 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.51%
C000129560 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000129560 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
C000129560 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.14%
C000129560 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000129561 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000129561 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%
C000129561 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000129561 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
C000129561 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000129561 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000129561 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000129561 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000129561 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000129561 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000129561 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.28%
C000129561 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.39%
C000129561 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000129561 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000129561 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.85%
C000129561 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000129562 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
C000129562 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.54%
C000129562 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000129562 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.19%
C000129562 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000129562 [Member] | Nomura VIP Science and Technology Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129562 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000129562 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129562 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
C000129562 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000129562 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.91%
C000129562 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.78%
C000129562 [Member] | Alternative Specialty Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129562 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
C000129562 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000129562 [Member] | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[16]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[17]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[18]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.